UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

      /s/ Hugh Steven Wilson       Santa Monica, California    February 14, 2008
      --------------------------   --------------------------  -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: $1,331,299
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                               FORM 13F INFORMATION TABLE

                                                           VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT     PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
           --------------     --------------   -----      --------   -------     ---  ----  ---------- --------  ----   ------  ----
ADVANCED MEDICAL OPTICS INC   NOTE 2.500% 7/1  00763MAG3    25,256    27,500,000 PR         SOLE               27,500,000
ADVANCED MEDICAL OPTICS INC   NOTE 3.250% 8/0  00763MAK4     4,877     6,100,000 PR         SOLE                6,100,000
AMERICREDIT CORP              NOTE 1.750%11/1  03060RAM3    23,733    25,000,000 PR         SOLE               25,000,000
ALLIANCE DATA SYSTEMS CORP    COM              018581108    16,018       213,600 SH         SOLE                  213,600
BCE INC                       COM              05534B760     2,169        54,000 SH         SOLE                   54,000
BOOKHAM INC                   COM              09856E105     7,725     3,245,674 SH         SOLE                3,245,674
CIBER INC                     SDCV 2.875%12/1  17163BAB8    24,899    26,036,000 PR         SOLE               26,036,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0  207142AH3    48,756    62,300,000 PR         SOLE               62,300,000
COUNTRYWIDE FINANCIAL CORP    DBCV 4/1         222372AN4    19,502    25,000,000 PR         SOLE               25,000,000
CREDENCE SYS CORP             NOTE 3.500% 5/1  225302AG3     4,901     5,400,000 PR         SOLE                5,400,000
EMPLOYERS HOLDINGS INC        COM              292218104    10,026       600,000 SH         SOLE                  600,000
FINISAR                       NOTE 5.250%10/1  31787AAC5    39,156    40,298,000 PR         SOLE               40,298,000
FLEETWOOD ENTERPRISES INC     COM              339099103     9,555     1,597,900 SH         SOLE                1,597,900
FREMONT GEN CORP              COM              357288109     6,899     1,971,000 SH         SOLE                1,971,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    16,204    15,000,000 PR         SOLE               15,000,000
HUNTSMAN CORP                 COM              447011107    11,794       458,900 SH         SOLE                  458,900
INCYTE CORP                   NOTE 3.500% 2/1  45337CAF9    34,901    34,450,000 PR         SOLE               34,450,000
IVAX CORP                     4.500% - 5/1     465823AG7    24,948    23,891,000 PR         SOLE               23,891,000
LEVEL 3 COMMUNICATIONS INC    NOTE 6.000% 9/1  52729NAG5    21,933    23,500,000 PR         SOLE               23,500,000
LEVEL 3 COMMUNICATIONS INC    NOTE 2.875% 7/1  52729NBA7     2,178     2,500,000 PR         SOLE                2,500,000
MGI PHARMA INC                COM              552880106    55,919     1,379,700 SH         SOLE                1,379,700
MIDWAY GAMES INC              NOTE 6.000% 9/3  598148AB0    18,629    22,000,000 PR         SOLE               22,000,000
MIRANT CORP NEW               COM              60467R100    11,658       299,068 SH         SOLE                  299,068
NABORS INDS INC               NOTE 0.940% 5/1  629568AP1    93,617    99,252,000 PR         SOLE               99,252,000
NAVTEQ CORP                   COM              63936L100    40,446       535,000 SH         SOLE                  535,000
NEKTAR THERAPEUTICS           NOTE 3.250% 9/2  640268AH1    20,567    25,337,000 PR         SOLE               25,337,000
ON SEMICONDUCTOR CORP         NOTE 4/1         682189AE5    45,205    41,500,000 PR         SOLE               41,500,000
ONLINE RES CORP               COM              68273G101    22,076     1,852,000 SH         SOLE                1,852,000
OWENS CORNING NEW             COM              690742101    99,153     4,903,690 SH         SOLE                4,903,690
PEMCO AVIATION INC            COM              706444106     1,759       621,445 SH         SOLE                  621,445
PRIDE INTL INC DEL            NOTE 3.250% 5/0  74153QAD4    63,056    46,500,000 PR         SOLE               46,500,000
QUANTUM CORP                  NOTE 4.375% 8/0  747906AE5    47,179    50,720,000 PR         SOLE               50,720,000
REALNETWORKS INC              NOTE 7/0         75605LAB0    23,661    24,235,000 PR         SOLE               24,235,000
SIERRA HEALTH SVCS INC        COM              826322109    86,714     2,066,589 SH         SOLE                2,066,589
STAGE STORES INC              COM              85254C305    44,797     3,026,800 SH         SOLE                3,026,800
TEVA PHARMACEUTICAL FIN II L  DBCV 0.250% 2/0  88164RAB3    10,576     7,750,000 PR         SOLE                7,750,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.625%12/1  893830AU3     5,412     5,000,000 PR         SOLE                5,000,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1  893830AV1     5,413     5,000,000 PR         SOLE                5,000,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1  893830AW9     8,150     7,500,000 PR         SOLE                7,500,000
UAP HLDG CORP                 COM              903441103    21,966       569,063 SH         SOLE                  569,063
UTSTARCOM INC                 NOTE 10.875% 3/0 918076AB6   141,279   141,397,000 PR         SOLE              141,397,000
VALEANT PHARMACEUTICALS INTL  NOTE 3.000% 8/1  91911XAB0    28,363    31,100,000 PR         SOLE               31,100,000
WCI CMNTYS INC                NOTE 4.000% 8/1  92923CAK0    24,113    33,862,000 PR         SOLE               33,862,000
YAHOO INC                     FRNT 4/0         984332AB2    56,161    48,000,000 PR         SOLE               48,000,000
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